Parent Company Only Financial Information - Schedule of Condensed Statements of Operations and Comprehensive Loss (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule of Condensed Statements of Operations and Comprehensive Loss [Line Items]
REVENUE	$ 3,600,000	$ 462,529
OPERATING EXPENSES
Selling and marketing	(6,500,000)	(835,121)	(3,651,333)
General and administrative	(12,519,177)	(1,608,466)	(1,212,760)	(42,105)
LOSS FROM OPERATION	(15,419,177)	(1,981,058)	(4,864,093)	(42,105)
OTHER EXPENSES, NET
Interest income	30,110	3,869	22,990
Other losses, net	(24,474)	(3,146)	(336,005)
Total other (expenses) income, net	5,636	723	(313,015)
LOSS BEFORE INCOME TAX	(15,413,541)	(1,980,335)	(5,177,108)	(42,105)
INCOME TAX EXPENSE
NET LOSS	$ (15,413,541)	$ (1,980,335)	$ (5,177,108)	$ (42,105)